Significant accounting policies- Business combinations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets [abstract]
Assets	R$ 98,611,518	R$ 76,429,717
Cash and cash equivalents	3,801,513	1,108,394	R$ 4,259,379	R$ 1,331,648
Loans and advances to banks	4,600,218	6,194,960
Deferred tax assets	1,789,304	1,676,341
Property, plant and equipment	381,404	369,942	167,547
Other assets	3,450,341	2,486,145
Intangible assets and goodwill	2,023,939	1,836,053	1,345,304
Liabilities [abstract]
Liabilities	(88,218,556)	(67,357,410)
Deposits from banks accrued payable and repurchase agreements and cash collateral on securities lent	14,585,704	11,319,577
Borrowings	(817,495)	(128,924)
Current tax liabilities	815,527	574,429
Other provisions	265,455	155,262
Other liabilities	(2,629,110)	(2,382,932)
Deferred tax liabilities	(40,923)	(32,790)
Consideration paid	R$ 0	R$ 81,675	R$ 62,357